COMMITMENTS AND CONTINGENCY	12 Months Ended
Jun. 30, 2025
COMMITMENTS AND CONTINGENCY
COMMITMENTS AND CONTINGENCY

NOTE 25. COMMITMENTS AND CONTINGENCY

(a)   Contingency

Severance payments

The Labor Contract Law of the PRC requires employers to assure the liability of severance payments if employment contracts are terminated. The employers will be liable for one month of severance pay for each year of the service provided by the employees. As of June 30, 2025, the Company estimated its severance payments of approximately ¥9.34 million ($1.3 million) which has not been reflected in its consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.

Legal contingencies

There are no legal contingencies that need to be disclosed.

(b)   Purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of June 30, 2025 are payable as follows:

Twelve months ending June 30,	RMB	US Dollars
2026	42,366,038	$5,914,071
Total minimum payments required	42,366,038	$5,914,071

(c)   Leases Commitment

The Company has entered into several operating leases for office premises with the property owner and service agreements with a property service company, respectively. According to the agreements, the Company is required to pay rent and property management fees for future periods, of which, future rent payments have been included in lease liabilities as disclosed in Note 12, and the future property management fees payable as of June 30, 2025 are disclosed as follows:

Twelve months ending June 30,	RMB	US Dollars
2026	¥2,945,476	$411,173
Total	¥2,945,476	$411,173